Derivative Instruments And Hedging Activities (Fair Value Amounts Of Derivative Instruments Reported On Our Condensed Consolidated Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 233	$ 263
Derivative Liability, Fair Value, Gross Liability	145	252
Derivative, Notional Amount	59,116	81,200
Accrued Interest [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	46	50
Derivative Liability, Fair Value, Gross Liability	12	17
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	126	118
Derivative Liability, Fair Value, Gross Liability	10	7
Derivative, Notional Amount	14,340	18,764
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	126	118
Derivative Liability, Fair Value, Gross Liability	9	7
Derivative, Notional Amount	14,151	18,554
Hedge notional amount associated with debt maturing in five or more years	2,600
Foreign Exchange Forward [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	1	0
Derivative, Notional Amount	189	210
Fair Value Hedging [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Pay-fixed Swaps, Fair Value, Gross Asset	13	21
Pay-fixed Swaps, Fair Value, Gross Liability	3	6
Pay-fixed Swaps, Notional Amount	6,800	13,900
Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	105	138
Derivative Liability, Fair Value, Gross Liability	125	161
Derivative, Notional Amount	44,466	60,847
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	5
Derivative Liability, Fair Value, Gross Liability	0	78
Derivative, Notional Amount	278	1,514
Equity Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	2	2
Derivative Liability, Fair Value, Gross Liability	10	6
Derivative, Notional Amount	32	75
Interest Rate Swap [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	30	40
Derivative Liability, Fair Value, Gross Liability	51	65
Derivative, Notional Amount	6,101	11,979
Futures and Forwards [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	2	4
Derivative Liability, Fair Value, Gross Liability	2	2
Derivative, Notional Amount	1,905	18,886
Written Options [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	72	94
Derivative, Notional Amount	18,220	14,823
Written Options [Member] | Equity Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	1	3
Derivative, Notional Amount	0	1
Purchased Options [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	73	94
Derivative Liability, Fair Value, Gross Liability	0	0
Derivative, Notional Amount	18,240	15,159
Purchased Options [Member] | Equity Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	2	2
Derivative Liability, Fair Value, Gross Liability	0	0
Derivative, Notional Amount	0	0
Forward Contracts [Member] | Equity Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	9	3
Derivative, Notional Amount	32	74
Swap [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	74
Derivative, Notional Amount	0	1,210
Foreign Exchange Forward [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	5
Derivative Liability, Fair Value, Gross Liability	0	4
Derivative, Notional Amount	278	304
Other Trading [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	107	145
Derivative Liability, Fair Value, Gross Liability	135	245
Derivative, Notional Amount	44,776	62,436
Unsecured Debt [Member] | Fair Value Hedging [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Receive-fixed Swaps, Fair Value, Gross Asset	112	97
Receive-fixed Swaps, Fair Value, Gross Liability	3	1
Receive-fixed Swaps, Notional Amount	6,800	$ 4,700
Secured Debt [Member] | Fair Value Hedging [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Receive-fixed Swaps, Fair Value, Gross Asset	1
Receive-fixed Swaps, Fair Value, Gross Liability	2
Receive-fixed Swaps, Notional Amount	$ 500